Condensed Statements of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 408,056	$ 218,893	$ 157,701
Net cash provided by investing activities	(39,770)	(129,294)	(20,231)
Net cash provided by (used in) financing activities	87,149	(122,600)	(163,662)
Net (decrease) increase in cash and cash equivalents	462,843	(32,247)	(21,106)
Cash and cash equivalents at beginning of year	118,167	150,414	171,520
Cash and cash equivalents at end of year	581,010	118,167	150,414
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	1,192	(588)	(638)
Net cash provided by investing activities	1,464
Net cash provided by (used in) financing activities	225,875	(35,088)	46,098
Net (decrease) increase in cash and cash equivalents	228,531	(35,676)	45,460
Cash and cash equivalents at beginning of year	10,416	46,092	632
Cash and cash equivalents at end of year	$ 238,947	$ 10,416	$ 46,092